Vanguard GNMA Fund | Annuity:
Risk/Return
Investment Objective
The Fund seeks to provide a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard GNMA Fund Annuity:) Vanguard GNMA Fund	Vanguard GNMA Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard GNMA Fund Annuity:) Vanguard GNMA Fund	Vanguard GNMA Fund - Investor Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.21%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard GNMA Fund Annuity:) Vanguard GNMA Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard GNMA Fund - Investor Shares	22	68	118	268

This example does not include fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the 'Fee Table' section of the accompanying prospectus of the insurance company for the annuity program through which Fund shares are offered.

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 189%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard GNMA Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.45%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.97% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.24% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard GNMA Fund Annuity:) Vanguard GNMA Fund	One Year	Five Years	Ten Years
Vanguard GNMA Fund - Investor Shares	7.69%	6.83%	5.79%
Vanguard GNMA Fund - Investor Shares Barclays Capital U.S. GNMA Bond Index	7.90%	6.95%	5.83%

Vanguard GNMA Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard GNMA Fund Participant) Vanguard GNMA Fund	Vanguard GNMA Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard GNMA Fund Participant) Vanguard GNMA Fund	Vanguard GNMA Fund - Investor Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.21%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard GNMA Fund Participant) Vanguard GNMA Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard GNMA Fund - Investor Shares	22	68	118	268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 189%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard GNMA Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.45%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.97% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.24% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard GNMA Fund Participant) Vanguard GNMA Fund	One Year	Five Years	Ten Years
Vanguard GNMA Fund - Investor Shares	7.69%	6.83%	5.79%
Vanguard GNMA Fund - Investor Shares Barclays Capital U.S. GNMA Bond Index	7.90%	6.95%	5.83%

Vanguard GNMA Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard GNMA Fund Participant:) Vanguard GNMA Fund	Vanguard GNMA Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard GNMA Fund Participant:) Vanguard GNMA Fund	Vanguard GNMA Fund - Admiral Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.11%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard GNMA Fund Participant:) Vanguard GNMA Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard GNMA Fund - Admiral Shares	11	35	62	141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 189%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard GNMA Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.48%

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.00% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.22% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard GNMA Fund Participant:) Vanguard GNMA Fund	One Year	Five Years	Ten Years
Vanguard GNMA Fund - Admiral Shares	7.80%	6.94%	5.89%
Vanguard GNMA Fund - Admiral Shares Barclays Capital U.S. GNMA Bond Index	7.90%	6.95%	5.83%

Vanguard GNMA Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard GNMA Fund Retail) Vanguard GNMA Fund (USD $)	Vanguard GNMA Fund - Investor Shares	Vanguard GNMA Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard GNMA Fund Retail) Vanguard GNMA Fund	Vanguard GNMA Fund - Investor Shares	Vanguard GNMA Fund - Admiral Shares
Management Expenses	0.17%	0.08%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.21%	0.11%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard GNMA Fund Retail) Vanguard GNMA Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard GNMA Fund - Investor Shares	22	68	118	268
Vanguard GNMA Fund - Admiral Shares	11	35	62	141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 189%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard GNMA Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.45%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.97% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.24% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard GNMA Fund Retail) Vanguard GNMA Fund	One Year	Five Years	Ten Years
Vanguard GNMA Fund - Investor Shares	7.69%	6.83%	5.79%
Vanguard GNMA Fund - Investor Shares Return After Taxes on Distributions	6.09%	5.02%	3.96%
Vanguard GNMA Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	5.01%	4.79%	3.87%
Vanguard GNMA Fund - Investor Shares Barclays Capital U.S. GNMA Bond Index	7.90%	6.95%	5.83%
Vanguard GNMA Fund - Admiral Shares	7.80%	6.94%	5.89%
Vanguard GNMA Fund - Admiral Shares Barclays Capital U.S. GNMA Bond Index	7.90%	6.95%	5.83%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard High-Yield Corporate Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a high level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard High-Yield Corporate Fund Participant) Vanguard High-Yield Corporate Fund	Vanguard High-Yield Corporate Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard High-Yield Corporate Fund Participant) Vanguard High-Yield Corporate Fund	Vanguard High-Yield Corporate Fund - Investor Shares
Management Expenses	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard High-Yield Corporate Fund Participant) Vanguard High-Yield Corporate Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard High-Yield Corporate Fund - Investor Shares	24	74	130	293

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26%.

Primary Investment Strategies

The Fund invests mainly in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as 'junk bonds'-with medium- and lower-range credit-quality ratings. The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. (Moody's); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor.

The Fund may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Fund may invest will be rated Baa or below by Moody's; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor. The Fund's high-yield bonds and loans mostly have short- and intermediate-term maturities.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Credit risk, which is the chance that a bond or loan issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Fund because it invests mainly in bonds and loans with medium- and lower-range credit quality ratings.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond or loan prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund could experience difficulties in valuing and selling illiquid high-yield bonds or loans. In the event that the Fund needs to sell a portfolio security during periods of infrequent trading of the security, it may not receive full value for the security.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard High-Yield Corporate Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 4.33%

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.43% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.94% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard High-Yield Corporate Fund Participant) Vanguard High-Yield Corporate Fund	One Year	Five Years	Ten Years
Vanguard High-Yield Corporate Fund - Investor Shares	7.13%	6.11%	6.83%
Vanguard High-Yield Corporate Fund - Investor Shares Barclays Capital U.S. Corporate High-Yield Bond Index	4.98%	7.54%	8.85%

Vanguard High-Yield Corporate Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a high level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard High-Yield Corporate Fund Participant:) Vanguard High-Yield Corporate Fund	Vanguard High-Yield Corporate Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard High-Yield Corporate Fund Participant:) Vanguard High-Yield Corporate Fund	Vanguard High-Yield Corporate Fund - Admiral Shares
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.13%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard High-Yield Corporate Fund Participant:) Vanguard High-Yield Corporate Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard High-Yield Corporate Fund - Admiral Shares	13	42	73	166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26%.

Primary Investment Strategies

The Fund invests mainly in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as 'junk bonds'-with medium- and lower-range credit-quality ratings. The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. (Moody's); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor.

The Fund may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Fund may invest will be rated Baa or below by Moody's; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor. The Fund's high-yield bonds and loans mostly have short- and intermediate-term maturities.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Credit risk, which is the chance that a bond or loan issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Fund because it invests mainly in bonds and loans with medium- and lower-range credit quality ratings.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond or loan prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund could experience difficulties in valuing and selling illiquid high-yield bonds or loans. In the event that the Fund needs to sell a portfolio security during periods of infrequent trading of the security, it may not receive full value for the security.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard High-Yield Corporate Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 4.36%

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.47% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.92% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard High-Yield Corporate Fund Participant:) Vanguard High-Yield Corporate Fund	One Year	Five Years	Ten Years
Vanguard High-Yield Corporate Fund - Admiral Shares	7.24%	6.24%	6.94%
Vanguard High-Yield Corporate Fund - Admiral Shares Barclays Capital U.S. Corporate High-Yield Bond Index	4.98%	7.54%	8.85%

Vanguard High-Yield Corporate Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a high level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard High-Yield Corporate Fund Retail) Vanguard High-Yield Corporate Fund (USD $)	Vanguard High-Yield Corporate Fund - Investor Shares	Vanguard High-Yield Corporate Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard High-Yield Corporate Fund Retail) Vanguard High-Yield Corporate Fund	Vanguard High-Yield Corporate Fund - Investor Shares	Vanguard High-Yield Corporate Fund - Admiral Shares
Management Expenses	0.20%	0.11%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.23%	0.13%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard High-Yield Corporate Fund Retail) Vanguard High-Yield Corporate Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard High-Yield Corporate Fund - Investor Shares	24	74	130	293
Vanguard High-Yield Corporate Fund - Admiral Shares	13	42	73	166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26%.

Primary Investment Strategies

The Fund invests mainly in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as 'junk bonds'-with medium- and lower-range credit-quality ratings. The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. (Moody's); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor.

The Fund may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Fund may invest will be rated Baa or below by Moody's; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor. The Fund's high-yield bonds and loans mostly have short- and intermediate-term maturities.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Credit risk, which is the chance that a bond or loan issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Fund because it invests mainly in bonds and loans with medium- and lower-range credit quality ratings.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond or loan prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund could experience difficulties in valuing and selling illiquid high-yield bonds or loans. In the event that the Fund needs to sell a portfolio security during periods of infrequent trading of the security, it may not receive full value for the security.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard High-Yield Corporate Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 4.33%

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.43% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.94% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard High-Yield Corporate Fund Retail) Vanguard High-Yield Corporate Fund	One Year	Five Years	Ten Years
Vanguard High-Yield Corporate Fund - Investor Shares	7.13%	6.11%	6.83%
Vanguard High-Yield Corporate Fund - Investor Shares Return After Taxes on Distributions	4.52%	3.29%	4.00%
Vanguard High-Yield Corporate Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	4.59%	3.49%	4.11%
Vanguard High-Yield Corporate Fund - Investor Shares Barclays Capital U.S. Corporate High-Yield Bond Index	4.98%	7.54%	8.85%
Vanguard High-Yield Corporate Fund - Admiral Shares	7.24%	6.24%	6.94%
Vanguard High-Yield Corporate Fund - Admiral Shares Barclays Capital U.S. Corporate High-Yield Bond Index	4.98%	7.54%	8.85%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Intermediate-Term Investment-Grade Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Investment-Grade Fund Participant) Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Investment-Grade Fund Participant) Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Investment-Grade Fund Participant) Vanguard Intermediate-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49%.

Primary Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 2.40%

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -6.06% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Intermediate-Term Investment-Grade Fund Participant) Vanguard Intermediate-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	7.52%	6.85%	6.18%
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares Barclays Capital U.S. 5-10 Year Credit Bond Index	8.21%	7.34%	6.85%

Vanguard Intermediate-Term Investment-Grade Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Investment-Grade Fund Participant:) Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Investment-Grade Fund Participant:) Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Investment-Grade Fund Participant:) Vanguard Intermediate-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49%.

Primary Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Investment-Grade Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 2.43%

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.19% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -6.04% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Intermediate-Term Investment-Grade Fund Participant:) Vanguard Intermediate-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	7.63%	6.97%	6.29%
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares Barclays Capital U.S. 5-10 Year Credit Bond Index	8.21%	7.34%	6.85%

Vanguard Intermediate-Term Investment-Grade Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Investment-Grade Fund Retail) Vanguard Intermediate-Term Investment-Grade Fund (USD $)	Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Investment-Grade Fund Retail) Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Management Expenses	0.17%	0.07%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Investment-Grade Fund Retail) Vanguard Intermediate-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	20	64	113	255
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49%.

Primary Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 2.40%

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -6.06% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Intermediate-Term Investment-Grade Fund Retail) Vanguard Intermediate-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	7.52%	6.85%	6.18%
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions	5.54%	4.77%	4.16%
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	5.26%	4.68%	4.12%
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares Barclays Capital U.S. 5-10 Year Credit Bond Index	8.21%	7.34%	6.85%
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	7.63%	6.97%	6.29%
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares Barclays Capital U.S. 5-10 Year Credit Bond Index	8.21%	7.34%	6.85%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Intermediate-Term Treasury Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Treasury Fund Participant) Vanguard Intermediate-Term Treasury Fund	Vanguard Intermediate-Term Treasury Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Treasury Fund Participant) Vanguard Intermediate-Term Treasury Fund	Vanguard Intermediate-Term Treasury Fund - Investor Shares
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Treasury Fund Participant) Vanguard Intermediate-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Treasury Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 273%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.65%

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.32% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -3.22% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Intermediate-Term Treasury Fund Participant) Vanguard Intermediate-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Treasury Fund - Investor Shares	9.80%	7.63%	6.30%
Vanguard Intermediate-Term Treasury Fund - Investor Shares Barclays Capital U.S. 5-10 Year Treasury Bond Index	13.22%	8.56%	6.71%

Vanguard Intermediate-Term Treasury Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Treasury Fund Participant:) Vanguard Intermediate-Term Treasury Fund	Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Treasury Fund Participant:) Vanguard Intermediate-Term Treasury Fund	Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Treasury Fund Participant:) Vanguard Intermediate-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 273%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Treasury Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.62%

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.35% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -3.19% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Intermediate-Term Treasury Fund Participant:) Vanguard Intermediate-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Treasury Fund - Admiral Shares	9.91%	7.77%	6.44%
Vanguard Intermediate-Term Treasury Fund - Admiral Shares Barclays Capital U.S. 5-10 Year Treasury Bond Index	13.22%	8.56%	6.71%

Vanguard Intermediate-Term Treasury Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Treasury Fund Retail) Vanguard Intermediate-Term Treasury Fund (USD $)	Vanguard Intermediate-Term Treasury Fund - Investor Shares	Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Treasury Fund Retail) Vanguard Intermediate-Term Treasury Fund	Vanguard Intermediate-Term Treasury Fund - Investor Shares	Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Management Expenses	0.16%	0.07%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Treasury Fund Retail) Vanguard Intermediate-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Treasury Fund - Investor Shares	20	64	113	255
Vanguard Intermediate-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 273%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.65%

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.32% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -3.22% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Intermediate-Term Treasury Fund Retail) Vanguard Intermediate-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Treasury Fund - Investor Shares	9.80%	7.63%	6.30%
Vanguard Intermediate-Term Treasury Fund - Investor Shares Return After Taxes on Distributions	8.18%	5.90%	4.49%
Vanguard Intermediate-Term Treasury Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	7.03%	5.68%	4.42%
Vanguard Intermediate-Term Treasury Fund - Investor Shares Barclays Capital U.S. 5-10 Year Treasury Bond Index	13.22%	8.56%	6.71%
Vanguard Intermediate-Term Treasury Fund - Admiral Shares	9.91%	7.77%	6.44%
Vanguard Intermediate-Term Treasury Fund - Admiral Shares Barclays Capital U.S. 5-10 Year Treasury Bond Index	13.22%	8.56%	6.71%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Long-Term Investment-Grade Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Investment-Grade Fund Participant) Vanguard Long-Term Investment-Grade Fund	Vanguard Long-Term Investment-Grade Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Investment-Grade Fund Participant) Vanguard Long-Term Investment-Grade Fund	Vanguard Long-Term Investment-Grade Fund - Investor Shares
Management Expenses	0.19%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.22%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Investment-Grade Fund Participant) Vanguard Long-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Investment-Grade Fund - Investor Shares	23	71	124	280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

Primary Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be intermediate- and long-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund's dollar-weighted average maturity is expected to fall within a range that is five years shorter than or five years longer than that of its benchmark index, which had a dollar-weighted average maturity of 25 years as of January 31, 2011.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund. To minimize the impact of call/prepayment risk, the advisor generally seeks to purchase bonds that have reasonable protection from being called.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.44%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.33% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -8.28% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Long-Term Investment-Grade Fund Participant) Vanguard Long-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Investment-Grade Fund - Investor Shares	17.18%	8.41%	7.82%
Vanguard Long-Term Investment-Grade Fund - Investor Shares Barclays Capital U.S. Long Credit A or Better Bond Index	18.42%	7.94%	7.69%

Vanguard Long-Term Investment-Grade Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Investment-Grade Fund Participant:) Vanguard Long-Term Investment-Grade Fund	Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Investment-Grade Fund Participant:) Vanguard Long-Term Investment-Grade Fund	Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Investment-Grade Fund Participant:) Vanguard Long-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Investment-Grade Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

Primary Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be intermediate- and long-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund's dollar-weighted average maturity is expected to fall within a range that is five years shorter than or five years longer than that of its benchmark index, which had a dollar-weighted average maturity of 25 years as of January 31, 2011.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund. To minimize the impact of call/prepayment risk, the advisor generally seeks to purchase bonds that have reasonable protection from being called.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Investment-Grade Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.46%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.37% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -8.25% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Long-Term Investment-Grade Fund Participant:) Vanguard Long-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Investment-Grade Fund - Admiral Shares	17.30%	8.53%	7.93%
Vanguard Long-Term Investment-Grade Fund - Admiral Shares Barclays Capital U.S. Long Credit A or Better Bond Index	18.42%	7.94%	7.69%

Vanguard Long-Term Investment-Grade Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Investment-Grade Fund Retail) Vanguard Long-Term Investment-Grade Fund (USD $)	Vanguard Long-Term Investment-Grade Fund - Investor Shares	Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Investment-Grade Fund Retail) Vanguard Long-Term Investment-Grade Fund	Vanguard Long-Term Investment-Grade Fund - Investor Shares	Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Management Expenses	0.19%	0.09%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.22%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Investment-Grade Fund Retail) Vanguard Long-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Investment-Grade Fund - Investor Shares	23	71	124	280
Vanguard Long-Term Investment-Grade Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

Primary Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be intermediate- and long-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund's dollar-weighted average maturity is expected to fall within a range that is five years shorter than or five years longer than that of its benchmark index, which had a dollar-weighted average maturity of 25 years as of January 31, 2011.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund. To minimize the impact of call/prepayment risk, the advisor generally seeks to purchase bonds that have reasonable protection from being called.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.44%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.33% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -8.28% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Long-Term Investment-Grade Fund Retail) Vanguard Long-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Investment-Grade Fund - Investor Shares	17.18%	8.41%	7.82%
Vanguard Long-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions	14.87%	6.22%	5.64%
Vanguard Long-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	11.23%	5.87%	5.41%
Vanguard Long-Term Investment-Grade Fund - Investor Shares Barclays Capital U.S. Long Credit A or Better Bond Index	18.42%	7.94%	7.69%
Vanguard Long-Term Investment-Grade Fund - Admiral Shares	17.30%	8.53%	7.93%
Vanguard Long-Term Investment-Grade Fund - Admiral Shares Barclays Capital U.S. Long Credit A or Better Bond Index	18.42%	7.94%	7.69%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Long-Term Treasury Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Treasury Fund Participant) Vanguard Long-Term Treasury Fund	Vanguard Long-Term Treasury Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Treasury Fund Participant) Vanguard Long-Term Treasury Fund	Vanguard Long-Term Treasury Fund - Investor Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Treasury Fund Participant) Vanguard Long-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Treasury Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 229%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -5.73%

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.73% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -8.24% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Long-Term Treasury Fund Participant) Vanguard Long-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Treasury Fund - Investor Shares	29.28%	10.64%	8.72%
Vanguard Long-Term Treasury Fund - Investor Shares Barclays Capital U.S. Long Treasury Bond Index	29.93%	11.00%	8.95%

Vanguard Long-Term Treasury Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Treasury Fund Participant:) Vanguard Long-Term Treasury Fund	Vanguard Long-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Treasury Fund Participant:) Vanguard Long-Term Treasury Fund	Vanguard Long-Term Treasury Fund - Admiral Shares
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Treasury Fund Participant:) Vanguard Long-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 229%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Treasury Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -5.70%

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.76% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -8.21% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Long-Term Treasury Fund Participant:) Vanguard Long-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Treasury Fund - Admiral Shares	29.41%	10.78%	8.87%
Vanguard Long-Term Treasury Fund - Admiral Shares Barclays Capital U.S. Long Treasury Bond Index	29.93%	11.00%	8.95%

Vanguard Long-Term Treasury Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Treasury Fund Retail) Vanguard Long-Term Treasury Fund (USD $)	Vanguard Long-Term Treasury Fund - Investor Shares	Vanguard Long-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Treasury Fund Retail) Vanguard Long-Term Treasury Fund	Vanguard Long-Term Treasury Fund - Investor Shares	Vanguard Long-Term Treasury Fund - Admiral Shares
Management Expenses	0.17%	0.07%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Treasury Fund Retail) Vanguard Long-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Treasury Fund - Investor Shares	20	64	113	255
Vanguard Long-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 229%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -5.73%

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.73% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -8.24% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Long-Term Treasury Fund Retail) Vanguard Long-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Treasury Fund - Investor Shares	29.28%	10.64%	8.72%
Vanguard Long-Term Treasury Fund - Investor Shares Return After Taxes on Distributions	26.69%	8.53%	6.63%
Vanguard Long-Term Treasury Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	19.40%	8.01%	6.35%
Vanguard Long-Term Treasury Fund - Investor Shares Barclays Capital U.S. Long Treasury Bond Index	29.93%	11.00%	8.95%
Vanguard Long-Term Treasury Fund - Admiral Shares	29.41%	10.78%	8.87%
Vanguard Long-Term Treasury Fund - Admiral Shares Barclays Capital U.S. Long Treasury Bond Index	29.93%	11.00%	8.95%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Federal Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Federal Fund Participant) Vanguard Short-Term Federal Fund	Vanguard Short-Term Federal Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Federal Fund Participant) Vanguard Short-Term Federal Fund	Vanguard Short-Term Federal Fund - Investor Shares
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Federal Fund Participant) Vanguard Short-Term Federal Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Federal Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 411%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in short-term bonds issued by the U.S. government and its agencies and instrumentalities, many of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be very low for the Fund because it invests only in bonds issued by U.S. government agencies and instrumentalities.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Federal Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.28%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.89% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.50% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Short-Term Federal Fund Participant) Vanguard Short-Term Federal Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Federal Fund - Investor Shares	2.76%	4.63%	4.01%
Vanguard Short-Term Federal Fund - Investor Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.21%	4.76%	4.05%

Vanguard Short-Term Federal Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Federal Fund Participant:) Vanguard Short-Term Federal Fund	Vanguard Short-Term Federal Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Federal Fund Participant:) Vanguard Short-Term Federal Fund	Vanguard Short-Term Federal Fund - Admiral Shares
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Federal Fund Participant:) Vanguard Short-Term Federal Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Federal Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 411%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in short-term bonds issued by the U.S. government and its agencies and instrumentalities, many of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be very low for the Fund because it invests only in bonds issued by U.S. government agencies and instrumentalities.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Federal Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.31%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.91% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.48% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Short-Term Federal Fund Participant:) Vanguard Short-Term Federal Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Federal Fund - Admiral Shares	2.86%	4.74%	4.10%
Vanguard Short-Term Federal Fund - Admiral Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.21%	4.76%	4.05%

Vanguard Short-Term Federal Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Federal Fund Retail) Vanguard Short-Term Federal Fund (USD $)	Vanguard Short-Term Federal Fund - Investor Shares	Vanguard Short-Term Federal Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Federal Fund Retail) Vanguard Short-Term Federal Fund	Vanguard Short-Term Federal Fund - Investor Shares	Vanguard Short-Term Federal Fund - Admiral Shares
Management Expenses	0.16%	0.07%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Federal Fund Retail) Vanguard Short-Term Federal Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Federal Fund - Investor Shares	20	64	113	255
Vanguard Short-Term Federal Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 411%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in short-term bonds issued by the U.S. government and its agencies and instrumentalities, many of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be very low for the Fund, because it invests only in bonds issued by U.S. government agencies and instrumentalities.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Federal Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.28%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.89% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.50% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Short-Term Federal Fund Retail) Vanguard Short-Term Federal Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Federal Fund - Investor Shares	2.76%	4.63%	4.01%
Vanguard Short-Term Federal Fund - Investor Shares Return After Taxes on Distributions	2.10%	3.40%	2.71%
Vanguard Short-Term Federal Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	1.84%	3.25%	2.66%
Vanguard Short-Term Federal Fund - Investor Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.21%	4.76%	4.05%
Vanguard Short-Term Federal Fund - Admiral Shares	2.86%	4.74%	4.10%
Vanguard Short-Term Federal Fund - Admiral Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.21%	4.76%	4.05%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Investment-Grade Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Investment-Grade Fund Institutional) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Investment-Grade Fund Institutional) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Investment-Grade Fund Institutional) Vanguard Short-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Investment-Grade Fund - Institutional Shares	7	23	40	90

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

Primary Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Institutional Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relative market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 1.61%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.06% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.39% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Short-Term Investment-Grade Fund Institutional) Vanguard Short-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Investment-Grade Fund - Institutional Shares	2.06%	4.43%	4.15%
Vanguard Short-Term Investment-Grade Fund - Institutional Shares Return After Taxes on Distributions	0.96%	2.93%	2.60%
Vanguard Short-Term Investment-Grade Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	1.39%	2.90%	2.62%
Vanguard Short-Term Investment-Grade Fund - Institutional Shares Barclays Capital U.S. 1-5 Year Credit Bond Index	3.04%	5.29%	4.90%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Investment-Grade Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Investment-Grade Fund Participant) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Investment-Grade Fund Participant) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Investor Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Investment-Grade Fund Participant) Vanguard Short-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Investment-Grade Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

Primary Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 1.58%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.02% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.42% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Short-Term Investment-Grade Fund Participant) Vanguard Short-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Investment-Grade Fund - Investor Shares	1.93%	4.28%	4.01%
Vanguard Short-Term Investment-Grade Fund - Investor Shares Barclays Capital U.S. 1-5 Year Credit Bond Index	3.04%	5.29%	4.90%

Vanguard Short-Term Investment-Grade Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Investment-Grade Fund Participant:) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Investment-Grade Fund Participant:) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.11%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Investment-Grade Fund Participant:) Vanguard Short-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Investment-Grade Fund - Admiral Shares	11	35	62	141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

Primary Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 1.60%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.05% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.39% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Short-Term Investment-Grade Fund Participant:) Vanguard Short-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Investment-Grade Fund - Admiral Shares	2.02%	4.39%	4.11%
Vanguard Short-Term Investment-Grade Fund - Admiral Shares Barclays Capital U.S. 1-5 Year Credit Bond Index	3.04%	5.29%	4.90%

Vanguard Short-Term Investment-Grade Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Investment-Grade Fund Retail) Vanguard Short-Term Investment-Grade Fund (USD $)	Vanguard Short-Term Investment-Grade Fund - Investor Shares	Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Investment-Grade Fund Retail) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Investor Shares	Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Management Expenses	0.17%	0.08%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.11%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Investment-Grade Fund Retail) Vanguard Short-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Investment-Grade Fund - Investor Shares	20	64	113	255
Vanguard Short-Term Investment-Grade Fund - Admiral Shares	11	35	62	141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

Primary Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 1.58%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.02% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.42% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Short-Term Investment-Grade Fund Retail) Vanguard Short-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Investment-Grade Fund - Investor Shares	1.93%	4.28%	4.01%
Vanguard Short-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions	0.87%	2.83%	2.51%
Vanguard Short-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	1.30%	2.80%	2.53%
Vanguard Short-Term Investment-Grade Fund - Investor Shares Barclays Capital U.S. 1-5 Year Credit Bond Index	3.04%	5.29%	4.90%
Vanguard Short-Term Investment-Grade Fund - Admiral Shares	2.02%	4.39%	4.11%
Vanguard Short-Term Investment-Grade Fund - Admiral Shares Barclays Capital U.S. 1-5 Year Credit Bond Index	3.04%	5.29%	4.90%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Treasury Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Treasury Fund Participant) Vanguard Short-Term Treasury Fund	Vanguard Short-Term Treasury Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Treasury Fund Participant) Vanguard Short-Term Treasury Fund	Vanguard Short-Term Treasury Fund - Investor Shares
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Treasury Fund Participant) Vanguard Short-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Treasury Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 302%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.04%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.65% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -1.34% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Short-Term Treasury Fund Participant) Vanguard Short-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Treasury Fund - Investor Shares	2.26%	4.15%	3.76%
Vanguard Short-Term Treasury Fund - Investor Shares Barclays Capital U.S. 1-5 Year Treasury Bond Index	3.38%	4.81%	4.00%

Vanguard Short-Term Treasury Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Treasury Fund Participant:) Vanguard Short-Term Treasury Fund	Vanguard Short-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Treasury Fund Participant:) Vanguard Short-Term Treasury Fund	Vanguard Short-Term Treasury Fund - Admiral Shares
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Treasury Fund Participant:) Vanguard Short-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 302%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Treasury Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.02%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.69% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -1.30% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Short-Term Treasury Fund Participant:) Vanguard Short-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Treasury Fund - Admiral Shares	2.36%	4.26%	3.88%
Vanguard Short-Term Treasury Fund - Admiral Shares Barclays Capital U.S. 1-5 Year Treasury Bond Index	3.38%	4.81%	4.00%

Vanguard Short-Term Treasury Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Treasury Fund Retail) Vanguard Short-Term Treasury Fund (USD $)	Vanguard Short-Term Treasury Fund - Investor Shares	Vanguard Short-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Treasury Fund Retail) Vanguard Short-Term Treasury Fund	Vanguard Short-Term Treasury Fund - Investor Shares	Vanguard Short-Term Treasury Fund - Admiral Shares
Management Expenses	0.16%	0.07%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Treasury Fund Retail) Vanguard Short-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Treasury Fund - Investor Shares	20	64	113	255
Vanguard Short-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 302%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.04%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.65% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -1.34% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Short-Term Treasury Fund Retail) Vanguard Short-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Treasury Fund - Investor Shares	2.26%	4.15%	3.76%
Vanguard Short-Term Treasury Fund - Investor Shares Return After Taxes on Distributions	1.83%	3.09%	2.54%
Vanguard Short-Term Treasury Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	1.47%	2.96%	2.51%
Vanguard Short-Term Treasury Fund - Investor Shares Barclays Capital U.S. 1-5 Year Treasury Bond Index	3.38%	4.81%	4.00%
Vanguard Short-Term Treasury Fund - Admiral Shares	2.36%	4.26%	3.88%
Vanguard Short-Term Treasury Fund - Admiral Shares Barclays Capital U.S. 1-5 Year Treasury Bond Index	3.38%	4.81%	4.00%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Shareholder Fees (USD $)	12 Months Ended
Jan. 31, 2012
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses	12 Months Ended
Jan. 31, 2012
Vanguard Long-Term Investment-Grade Fund - Investor Shares | Vanguard Long-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.19%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.22%
Vanguard High-Yield Corporate Fund - Investor Shares | Vanguard High-Yield Corporate Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%
Vanguard Short-Term Treasury Fund - Investor Shares | Vanguard Short-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%
Vanguard Intermediate-Term Treasury Fund - Investor Shares | Vanguard Intermediate-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%
Vanguard GNMA Fund - Investor Shares | Vanguard GNMA Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.21%
Vanguard Short-Term Investment-Grade Fund - Investor Shares | Vanguard Short-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%
Vanguard Short-Term Federal Fund - Investor Shares | Vanguard Short-Term Federal Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares | Vanguard Intermediate-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%
Vanguard Long-Term Treasury Fund - Investor Shares | Vanguard Long-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%
Vanguard High-Yield Corporate Fund - Admiral Shares | Vanguard High-Yield Corporate Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.13%
Vanguard Short-Term Treasury Fund - Admiral Shares | Vanguard Short-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard Intermediate-Term Treasury Fund - Admiral Shares | Vanguard Intermediate-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard GNMA Fund - Admiral Shares | Vanguard GNMA Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.11%
Vanguard Short-Term Investment-Grade Fund - Admiral Shares | Vanguard Short-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.11%
Vanguard Short-Term Federal Fund - Admiral Shares | Vanguard Short-Term Federal Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard Long-Term Investment-Grade Fund - Admiral Shares | Vanguard Long-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares | Vanguard Intermediate-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard Long-Term Treasury Fund - Admiral Shares | Vanguard Long-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard Short-Term Investment-Grade Fund - Institutional Shares | Vanguard Short-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%

Expense Example, No Redemption (USD $)	12 Months Ended
Jan. 31, 2012
Vanguard Long-Term Investment-Grade Fund - Investor Shares | Vanguard Long-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	$ 23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard High-Yield Corporate Fund - Investor Shares | Vanguard High-Yield Corporate Fund
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	293
Vanguard Short-Term Treasury Fund - Investor Shares | Vanguard Short-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Intermediate-Term Treasury Fund - Investor Shares | Vanguard Intermediate-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard GNMA Fund - Investor Shares | Vanguard GNMA Fund
Expense Example, No Redemption:
1 YEAR	22
3 YEAR	68
5 YEAR	118
10 YEAR	268
Vanguard Short-Term Investment-Grade Fund - Investor Shares | Vanguard Short-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Short-Term Federal Fund - Investor Shares | Vanguard Short-Term Federal Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares | Vanguard Intermediate-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Long-Term Treasury Fund - Investor Shares | Vanguard Long-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard High-Yield Corporate Fund - Admiral Shares | Vanguard High-Yield Corporate Fund
Expense Example, No Redemption:
1 YEAR	13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard Short-Term Treasury Fund - Admiral Shares | Vanguard Short-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Intermediate-Term Treasury Fund - Admiral Shares | Vanguard Intermediate-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard GNMA Fund - Admiral Shares | Vanguard GNMA Fund
Expense Example, No Redemption:
1 YEAR	11
3 YEAR	35
5 YEAR	62
10 YEAR	141
Vanguard Short-Term Investment-Grade Fund - Admiral Shares | Vanguard Short-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	11
3 YEAR	35
5 YEAR	62
10 YEAR	141
Vanguard Short-Term Federal Fund - Admiral Shares | Vanguard Short-Term Federal Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Long-Term Investment-Grade Fund - Admiral Shares | Vanguard Long-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares | Vanguard Intermediate-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Long-Term Treasury Fund - Admiral Shares | Vanguard Long-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Short-Term Investment-Grade Fund - Institutional Shares | Vanguard Short-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	$ 90

Average Annual Total Returns	12 Months Ended
Jan. 31, 2012
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.69%
Five Years	6.83%
Ten Years	5.79%
Inception Date	Jun 27, 1980
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.80%
Five Years	6.94%
Ten Years	5.89%
Inception Date	Feb 12, 2001
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.13%
Five Years	6.11%
Ten Years	6.83%
Inception Date	Dec 27, 1978
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.24%
Five Years	6.24%
Ten Years	6.94%
Inception Date	Nov 12, 2001
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.52%
Five Years	6.85%
Ten Years	6.18%
Inception Date	Nov 1, 1993
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.63%
Five Years	6.97%
Ten Years	6.29%
Inception Date	Feb 12, 2001
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.80%
Five Years	7.63%
Ten Years	6.30%
Inception Date	Oct 28, 1991
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.91%
Five Years	7.77%
Ten Years	6.44%
Inception Date	Feb 12, 2001
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	17.18%
Five Years	8.41%
Ten Years	7.82%
Inception Date	Jul 9, 1973
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	17.30%
Five Years	8.53%
Ten Years	7.93%
Inception Date	Feb 12, 2001
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.28%
Five Years	10.64%
Ten Years	8.72%
Inception Date	May 19, 1986
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.41%
Five Years	10.78%
Ten Years	8.87%
Inception Date	Feb 12, 2001
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.76%
Five Years	4.63%
Ten Years	4.01%
Inception Date	Dec 31, 1987
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.86%
Five Years	4.74%
Ten Years	4.10%
Inception Date	Feb 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.93%
Five Years	4.28%
Ten Years	4.01%
Inception Date	Oct 29, 1982
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.02%
Five Years	4.39%
Ten Years	4.11%
Inception Date	Feb 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.06%
Five Years	4.43%
Ten Years	4.15%
Inception Date	Sep 30, 1997
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.26%
Five Years	4.15%
Ten Years	3.76%
Inception Date	Oct 28, 1991
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.36%
Five Years	4.26%
Ten Years	3.88%
Inception Date	Feb 13, 2001
Return After Taxes on Distributions | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.09%
Five Years	5.02%
Ten Years	3.96%
Return After Taxes on Distributions | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.52%
Five Years	3.29%
Ten Years	4.00%
Return After Taxes on Distributions | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.54%
Five Years	4.77%
Ten Years	4.16%
Return After Taxes on Distributions | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.18%
Five Years	5.90%
Ten Years	4.49%
Return After Taxes on Distributions | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	14.87%
Five Years	6.22%
Ten Years	5.64%
Return After Taxes on Distributions | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	26.69%
Five Years	8.53%
Ten Years	6.63%
Return After Taxes on Distributions | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.10%
Five Years	3.40%
Ten Years	2.71%
Return After Taxes on Distributions | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.87%
Five Years	2.83%
Ten Years	2.51%
Return After Taxes on Distributions | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.96%
Five Years	2.93%
Ten Years	2.60%
Return After Taxes on Distributions | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.83%
Five Years	3.09%
Ten Years	2.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.01%
Five Years	4.79%
Ten Years	3.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.59%
Five Years	3.49%
Ten Years	4.11%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.26%
Five Years	4.68%
Ten Years	4.12%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.03%
Five Years	5.68%
Ten Years	4.42%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.23%
Five Years	5.87%
Ten Years	5.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.40%
Five Years	8.01%
Ten Years	6.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.84%
Five Years	3.25%
Ten Years	2.66%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.30%
Five Years	2.80%
Ten Years	2.53%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.39%
Five Years	2.90%
Ten Years	2.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.47%
Five Years	2.96%
Ten Years	2.51%
Barclays Capital U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.93%
Five Years	11.00%
Ten Years	8.95%
Barclays Capital U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.93%
Five Years	11.00%
Ten Years	8.95%
Barclays Capital U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.98%
Five Years	7.54%
Ten Years	8.85%
Barclays Capital U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.98%
Five Years	7.54%
Ten Years	8.85%
Barclays Capital U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.90%
Five Years	6.95%
Ten Years	5.83%
Barclays Capital U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.90%
Five Years	6.95%
Ten Years	5.83%
Barclays Capital U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.38%
Five Years	4.81%
Ten Years	4.00%
Barclays Capital U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.38%
Five Years	4.81%
Ten Years	4.00%
Barclays Capital U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.21%
Five Years	4.76%
Ten Years	4.05%
Barclays Capital U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.21%
Five Years	4.76%
Ten Years	4.05%
Barclays Capital U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Five Years	5.29%
Ten Years	4.90%
Barclays Capital U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Five Years	5.29%
Ten Years	4.90%
Barclays Capital U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Five Years	5.29%
Ten Years	4.90%
Barclays Capital U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.22%
Five Years	8.56%
Ten Years	6.71%
Barclays Capital U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.22%
Five Years	8.56%
Ten Years	6.71%
Barclays Capital U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.21%
Five Years	7.34%
Ten Years	6.85%
Barclays Capital U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.21%
Five Years	7.34%
Ten Years	6.85%
Barclays Capital U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.42%
Five Years	7.94%
Ten Years	7.69%
Barclays Capital U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.42%
Five Years	7.94%
Ten Years	7.69%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Fixed Income Securities Funds
Central Index Key	dei_EntityCentralIndexKey	0000106444
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2012
Vanguard GNMA Fund | Annuity:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a moderate level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 189%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	189.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock

This example does not include fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the 'Fee Table' section of the accompanying prospectus of the insurance company for the annuity program through which Fund shares are offered.

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard GNMA Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.45%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.97% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.24% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard GNMA Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a moderate level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 189%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	189.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard GNMA Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.45%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.97% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.24% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard GNMA Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a moderate level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 189%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	189.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard GNMA Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.48%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.00% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.22% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard GNMA Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a moderate level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 189%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	189.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard GNMA Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.45%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.97% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.24% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.21%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	22
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	68
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	118
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	268
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 27, 1980
2002	rr_AnnualReturn2002	9.68%
2003	rr_AnnualReturn2003	2.49%
2004	rr_AnnualReturn2004	4.13%
2005	rr_AnnualReturn2005	3.33%
2006	rr_AnnualReturn2006	4.33%
2007	rr_AnnualReturn2007	7.01%
2008	rr_AnnualReturn2008	7.22%
2009	rr_AnnualReturn2009	5.29%
2010	rr_AnnualReturn2010	6.95%
2011	rr_AnnualReturn2011	7.69%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.45%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.97%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.24%)
One Year	rr_AverageAnnualReturnYear01	7.69%
Five Years	rr_AverageAnnualReturnYear05	6.83%
Ten Years	rr_AverageAnnualReturnYear10	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 1980
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.11%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	11
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	35
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	62
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	141
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 12, 2001
2002	rr_AnnualReturn2002	9.73%
2003	rr_AnnualReturn2003	2.56%
2004	rr_AnnualReturn2004	4.21%
2005	rr_AnnualReturn2005	3.42%
2006	rr_AnnualReturn2006	4.43%
2007	rr_AnnualReturn2007	7.11%
2008	rr_AnnualReturn2008	7.33%
2009	rr_AnnualReturn2009	5.40%
2010	rr_AnnualReturn2010	7.08%
2011	rr_AnnualReturn2011	7.80%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.48%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.00%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.22%)
One Year	rr_AverageAnnualReturnYear01	7.80%
Five Years	rr_AverageAnnualReturnYear05	6.94%
Ten Years	rr_AverageAnnualReturnYear10	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2001
Vanguard High-Yield Corporate Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	26.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as 'junk bonds'-with medium- and lower-range credit-quality ratings. The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. (Moody's); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor.

The Fund may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Fund may invest will be rated Baa or below by Moody's; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor. The Fund's high-yield bonds and loans mostly have short- and intermediate-term maturities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Credit risk, which is the chance that a bond or loan issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Fund because it invests mainly in bonds and loans with medium- and lower-range credit quality ratings.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond or loan prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund could experience difficulties in valuing and selling illiquid high-yield bonds or loans. In the event that the Fund needs to sell a portfolio security during periods of infrequent trading of the security, it may not receive full value for the security.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard High-Yield Corporate Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 4.33%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.43% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.94% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard High-Yield Corporate Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	26.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as 'junk bonds'-with medium- and lower-range credit-quality ratings. The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. (Moody's); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor.

The Fund may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Fund may invest will be rated Baa or below by Moody's; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor. The Fund's high-yield bonds and loans mostly have short- and intermediate-term maturities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Credit risk, which is the chance that a bond or loan issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Fund because it invests mainly in bonds and loans with medium- and lower-range credit quality ratings.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond or loan prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund could experience difficulties in valuing and selling illiquid high-yield bonds or loans. In the event that the Fund needs to sell a portfolio security during periods of infrequent trading of the security, it may not receive full value for the security.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard High-Yield Corporate Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 4.36%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.47% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.92% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard High-Yield Corporate Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	26.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as 'junk bonds'-with medium- and lower-range credit-quality ratings. The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. (Moody's); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor.

The Fund may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Fund may invest will be rated Baa or below by Moody's; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor. The Fund's high-yield bonds and loans mostly have short- and intermediate-term maturities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Credit risk, which is the chance that a bond or loan issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Fund because it invests mainly in bonds and loans with medium- and lower-range credit quality ratings.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond or loan prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund could experience difficulties in valuing and selling illiquid high-yield bonds or loans. In the event that the Fund needs to sell a portfolio security during periods of infrequent trading of the security, it may not receive full value for the security.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard High-Yield Corporate Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 4.33%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.43% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.94% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec 27, 1978
2002	rr_AnnualReturn2002	1.73%
2003	rr_AnnualReturn2003	17.20%
2004	rr_AnnualReturn2004	8.52%
2005	rr_AnnualReturn2005	2.77%
2006	rr_AnnualReturn2006	8.24%
2007	rr_AnnualReturn2007	2.04%
2008	rr_AnnualReturn2008	(21.29%)
2009	rr_AnnualReturn2009	39.09%
2010	rr_AnnualReturn2010	12.40%
2011	rr_AnnualReturn2011	7.13%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	4.33%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.43%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.94%)
One Year	rr_AverageAnnualReturnYear01	7.13%
Five Years	rr_AverageAnnualReturnYear05	6.11%
Ten Years	rr_AverageAnnualReturnYear10	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1978
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.13%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	13
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	42
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	73
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	166
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov 12, 2001
2002	rr_AnnualReturn2002	1.78%
2003	rr_AnnualReturn2003	17.27%
2004	rr_AnnualReturn2004	8.62%
2005	rr_AnnualReturn2005	2.91%
2006	rr_AnnualReturn2006	8.38%
2007	rr_AnnualReturn2007	2.17%
2008	rr_AnnualReturn2008	(21.19%)
2009	rr_AnnualReturn2009	39.27%
2010	rr_AnnualReturn2010	12.53%
2011	rr_AnnualReturn2011	7.24%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	4.36%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.92%)
One Year	rr_AverageAnnualReturnYear01	7.24%
Five Years	rr_AverageAnnualReturnYear05	6.24%
Ten Years	rr_AverageAnnualReturnYear10	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 12, 2001
Vanguard Intermediate-Term Investment-Grade Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a moderate and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	49.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Intermediate-Term Investment-Grade Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 2.40%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -6.06% (quarter ended September 30, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Intermediate-Term Investment-Grade Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a moderate and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	49.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Intermediate-Term Investment-Grade Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 2.43%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.19% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -6.04% (quarter ended September 30, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Intermediate-Term Investment-Grade Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a moderate and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	49.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Intermediate-Term Investment-Grade Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 2.40%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -6.06% (quarter ended September 30, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov 1, 1993
2002	rr_AnnualReturn2002	10.28%
2003	rr_AnnualReturn2003	6.29%
2004	rr_AnnualReturn2004	4.75%
2005	rr_AnnualReturn2005	1.97%
2006	rr_AnnualReturn2006	4.43%
2007	rr_AnnualReturn2007	6.14%
2008	rr_AnnualReturn2008	(6.16%)
2009	rr_AnnualReturn2009	17.73%
2010	rr_AnnualReturn2010	10.47%
2011	rr_AnnualReturn2011	7.52%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	2.40%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.16%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.06%)
One Year	rr_AverageAnnualReturnYear01	7.52%
Five Years	rr_AverageAnnualReturnYear05	6.85%
Ten Years	rr_AverageAnnualReturnYear10	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1993
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 12, 2001
2002	rr_AnnualReturn2002	10.35%
2003	rr_AnnualReturn2003	6.38%
2004	rr_AnnualReturn2004	4.86%
2005	rr_AnnualReturn2005	2.07%
2006	rr_AnnualReturn2006	4.55%
2007	rr_AnnualReturn2007	6.26%
2008	rr_AnnualReturn2008	(6.06%)
2009	rr_AnnualReturn2009	17.88%
2010	rr_AnnualReturn2010	10.60%
2011	rr_AnnualReturn2011	7.63%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	2.43%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.19%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.04%)
One Year	rr_AverageAnnualReturnYear01	7.63%
Five Years	rr_AverageAnnualReturnYear05	6.97%
Ten Years	rr_AverageAnnualReturnYear10	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2001
Vanguard Intermediate-Term Treasury Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a moderate and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 273%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	273.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Intermediate-Term Treasury Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.65%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.32% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -3.22% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2002 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Intermediate-Term Treasury Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a moderate and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 273%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	273.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Intermediate-Term Treasury Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.62%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.35% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -3.19% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2002 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Intermediate-Term Treasury Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a moderate and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 273%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	273.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Intermediate-Term Treasury Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.65%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.32% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -3.22% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2002 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.16%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 28, 1991
2002	rr_AnnualReturn2002	14.15%
2003	rr_AnnualReturn2003	2.37%
2004	rr_AnnualReturn2004	3.40%
2005	rr_AnnualReturn2005	2.32%
2006	rr_AnnualReturn2006	3.14%
2007	rr_AnnualReturn2007	9.98%
2008	rr_AnnualReturn2008	13.32%
2009	rr_AnnualReturn2009	(1.69%)
2010	rr_AnnualReturn2010	7.35%
2011	rr_AnnualReturn2011	9.80%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	(0.65%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.32%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.22%)
One Year	rr_AverageAnnualReturnYear01	9.80%
Five Years	rr_AverageAnnualReturnYear05	7.63%
Ten Years	rr_AverageAnnualReturnYear10	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 1991
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 12, 2001
2002	rr_AnnualReturn2002	14.29%
2003	rr_AnnualReturn2003	2.50%
2004	rr_AnnualReturn2004	3.53%
2005	rr_AnnualReturn2005	2.47%
2006	rr_AnnualReturn2006	3.30%
2007	rr_AnnualReturn2007	10.15%
2008	rr_AnnualReturn2008	13.49%
2009	rr_AnnualReturn2009	(1.56%)
2010	rr_AnnualReturn2010	7.48%
2011	rr_AnnualReturn2011	9.91%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	(0.62%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.19%)
One Year	rr_AverageAnnualReturnYear01	9.91%
Five Years	rr_AverageAnnualReturnYear05	7.77%
Ten Years	rr_AverageAnnualReturnYear10	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2001
Vanguard Long-Term Investment-Grade Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	29.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be intermediate- and long-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund's dollar-weighted average maturity is expected to fall within a range that is five years shorter than or five years longer than that of its benchmark index, which had a dollar-weighted average maturity of 25 years as of January 31, 2011.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund. To minimize the impact of call/prepayment risk, the advisor generally seeks to purchase bonds that have reasonable protection from being called.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Long-Term Investment-Grade Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.44%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.33% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -8.28% (quarter ended March 31, 2009 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended March 31, 2009 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Long-Term Investment-Grade Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	29.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be intermediate- and long-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund's dollar-weighted average maturity is expected to fall within a range that is five years shorter than or five years longer than that of its benchmark index, which had a dollar-weighted average maturity of 25 years as of January 31, 2011.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund. To minimize the impact of call/prepayment risk, the advisor generally seeks to purchase bonds that have reasonable protection from being called.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Long-Term Investment-Grade Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.46%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.37% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -8.25% (quarter ended March 31, 2009 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended March 31, 2009 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Long-Term Investment-Grade Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	29.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be intermediate- and long-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund's dollar-weighted average maturity is expected to fall within a range that is five years shorter than or five years longer than that of its benchmark index, which had a dollar-weighted average maturity of 25 years as of January 31, 2011.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund. To minimize the impact of call/prepayment risk, the advisor generally seeks to purchase bonds that have reasonable protection from being called.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Long-Term Investment-Grade Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.44%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.33% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -8.28% (quarter ended March 31, 2009 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended March 31, 2009 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.19%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.22%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	23
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	71
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	124
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	280
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul 9, 1973
2002	rr_AnnualReturn2002	13.22%
2003	rr_AnnualReturn2003	6.26%
2004	rr_AnnualReturn2004	8.94%
2005	rr_AnnualReturn2005	5.13%
2006	rr_AnnualReturn2006	2.86%
2007	rr_AnnualReturn2007	3.75%
2008	rr_AnnualReturn2008	2.29%
2009	rr_AnnualReturn2009	8.75%
2010	rr_AnnualReturn2010	10.71%
2011	rr_AnnualReturn2011	17.18%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.44%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.33%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(8.28%)
One Year	rr_AverageAnnualReturnYear01	17.18%
Five Years	rr_AverageAnnualReturnYear05	8.41%
Ten Years	rr_AverageAnnualReturnYear10	7.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1973
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 12, 2001
2002	rr_AnnualReturn2002	13.32%
2003	rr_AnnualReturn2003	6.36%
2004	rr_AnnualReturn2004	9.06%
2005	rr_AnnualReturn2005	5.27%
2006	rr_AnnualReturn2006	2.99%
2007	rr_AnnualReturn2007	3.86%
2008	rr_AnnualReturn2008	2.40%
2009	rr_AnnualReturn2009	8.89%
2010	rr_AnnualReturn2010	10.85%
2011	rr_AnnualReturn2011	17.30%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.46%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.37%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(8.25%)
One Year	rr_AverageAnnualReturnYear01	17.30%
Five Years	rr_AverageAnnualReturnYear05	8.53%
Ten Years	rr_AverageAnnualReturnYear10	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2001
Vanguard Long-Term Treasury Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 229%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	229.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Long-Term Treasury Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -5.73%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.73% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -8.24% (quarter ended December 31, 2010 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2010 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Long-Term Treasury Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 229%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	229.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Long-Term Treasury Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -5.70%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.76% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -8.21% (quarter ended December 31, 2010 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2010 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Long-Term Treasury Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high and sustainable level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 229%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	229.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Long-Term Treasury Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -5.73%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.73% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -8.24% (quarter ended December 31, 2010 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2010 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 19, 1986
2002	rr_AnnualReturn2002	16.67%
2003	rr_AnnualReturn2003	2.68%
2004	rr_AnnualReturn2004	7.12%
2005	rr_AnnualReturn2005	6.61%
2006	rr_AnnualReturn2006	1.74%
2007	rr_AnnualReturn2007	9.24%
2008	rr_AnnualReturn2008	22.52%
2009	rr_AnnualReturn2009	(12.05%)
2010	rr_AnnualReturn2010	8.93%
2011	rr_AnnualReturn2011	29.28%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	(5.73%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.73%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(8.24%)
One Year	rr_AverageAnnualReturnYear01	29.28%
Five Years	rr_AverageAnnualReturnYear05	10.64%
Ten Years	rr_AverageAnnualReturnYear10	8.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 1986
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 12, 2001
2002	rr_AnnualReturn2002	16.82%
2003	rr_AnnualReturn2003	2.81%
2004	rr_AnnualReturn2004	7.25%
2005	rr_AnnualReturn2005	6.77%
2006	rr_AnnualReturn2006	1.91%
2007	rr_AnnualReturn2007	9.42%
2008	rr_AnnualReturn2008	22.69%
2009	rr_AnnualReturn2009	(11.93%)
2010	rr_AnnualReturn2010	9.06%
2011	rr_AnnualReturn2011	29.41%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	(5.70%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.76%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(8.21%)
One Year	rr_AverageAnnualReturnYear01	29.41%
Five Years	rr_AverageAnnualReturnYear05	10.78%
Ten Years	rr_AverageAnnualReturnYear10	8.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2001
Vanguard Short-Term Federal Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining limited price volatility.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 411%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	411.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in short-term bonds issued by the U.S. government and its agencies and instrumentalities, many of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be very low for the Fund because it invests only in bonds issued by U.S. government agencies and instrumentalities.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Short-Term Federal Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.28%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.89% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.50% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Short-Term Federal Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining limited price volatility.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 411%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	411.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in short-term bonds issued by the U.S. government and its agencies and instrumentalities, many of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be very low for the Fund because it invests only in bonds issued by U.S. government agencies and instrumentalities.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Short-Term Federal Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.31%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.91% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.48% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Short-Term Federal Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining limited price volatility.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 411%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	411.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in short-term bonds issued by the U.S. government and its agencies and instrumentalities, many of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be very low for the Fund, because it invests only in bonds issued by U.S. government agencies and instrumentalities.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Short-Term Federal Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 0.28%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.89% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.50% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.16%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec 31, 1987
2002	rr_AnnualReturn2002	7.61%
2003	rr_AnnualReturn2003	1.99%
2004	rr_AnnualReturn2004	1.36%
2005	rr_AnnualReturn2005	1.80%
2006	rr_AnnualReturn2006	4.32%
2007	rr_AnnualReturn2007	7.43%
2008	rr_AnnualReturn2008	7.04%
2009	rr_AnnualReturn2009	2.79%
2010	rr_AnnualReturn2010	3.24%
2011	rr_AnnualReturn2011	2.76%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.28%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.50%)
One Year	rr_AverageAnnualReturnYear01	2.76%
Five Years	rr_AverageAnnualReturnYear05	4.63%
Ten Years	rr_AverageAnnualReturnYear10	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1987
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 12, 2001
2002	rr_AnnualReturn2002	7.67%
2003	rr_AnnualReturn2003	2.05%
2004	rr_AnnualReturn2004	1.43%
2005	rr_AnnualReturn2005	1.89%
2006	rr_AnnualReturn2006	4.42%
2007	rr_AnnualReturn2007	7.53%
2008	rr_AnnualReturn2008	7.15%
2009	rr_AnnualReturn2009	2.89%
2010	rr_AnnualReturn2010	3.36%
2011	rr_AnnualReturn2011	2.86%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.31%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.91%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.48%)
One Year	rr_AverageAnnualReturnYear01	2.86%
Five Years	rr_AverageAnnualReturnYear05	4.74%
Ten Years	rr_AverageAnnualReturnYear10	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2001
Vanguard Short-Term Investment-Grade Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining limited price volatility.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	47.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Institutional Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relative market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 1.61%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.06% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.39% (quarter ended September 30, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Investment-Grade Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining limited price volatility.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	47.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 1.58%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.02% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.42% (quarter ended September 30, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Short-Term Investment-Grade Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining limited price volatility.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	47.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 1.60%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.05% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.39% (quarter ended September 30, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Short-Term Investment-Grade Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining limited price volatility.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	47.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 1.58%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.02% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.42% (quarter ended September 30, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 29, 1982
2002	rr_AnnualReturn2002	5.22%
2003	rr_AnnualReturn2003	4.20%
2004	rr_AnnualReturn2004	2.11%
2005	rr_AnnualReturn2005	2.20%
2006	rr_AnnualReturn2006	4.99%
2007	rr_AnnualReturn2007	5.86%
2008	rr_AnnualReturn2008	(4.74%)
2009	rr_AnnualReturn2009	14.03%
2010	rr_AnnualReturn2010	5.21%
2011	rr_AnnualReturn2011	1.93%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	1.58%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.02%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.42%)
One Year	rr_AverageAnnualReturnYear01	1.93%
Five Years	rr_AverageAnnualReturnYear05	4.28%
Ten Years	rr_AverageAnnualReturnYear10	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 1982
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.11%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	11
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	35
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	62
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	141
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 12, 2001
2002	rr_AnnualReturn2002	5.29%
2003	rr_AnnualReturn2003	4.28%
2004	rr_AnnualReturn2004	2.19%
2005	rr_AnnualReturn2005	2.30%
2006	rr_AnnualReturn2006	5.11%
2007	rr_AnnualReturn2007	5.98%
2008	rr_AnnualReturn2008	(4.65%)
2009	rr_AnnualReturn2009	14.17%
2010	rr_AnnualReturn2010	5.33%
2011	rr_AnnualReturn2011	2.02%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	1.60%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.05%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.39%)
One Year	rr_AverageAnnualReturnYear01	2.02%
Five Years	rr_AverageAnnualReturnYear05	4.39%
Ten Years	rr_AverageAnnualReturnYear10	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	40
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	90
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep 30, 1997
2002	rr_AnnualReturn2002	5.35%
2003	rr_AnnualReturn2003	4.32%
2004	rr_AnnualReturn2004	2.21%
2005	rr_AnnualReturn2005	2.34%
2006	rr_AnnualReturn2006	5.14%
2007	rr_AnnualReturn2007	6.01%
2008	rr_AnnualReturn2008	(4.61%)
2009	rr_AnnualReturn2009	14.21%
2010	rr_AnnualReturn2010	5.37%
2011	rr_AnnualReturn2011	2.06%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	1.61%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.06%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.39%)
One Year	rr_AverageAnnualReturnYear01	2.06%
Five Years	rr_AverageAnnualReturnYear05	4.43%
Ten Years	rr_AverageAnnualReturnYear10	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Vanguard Short-Term Treasury Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining limited price volatility.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 302%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	302.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Short-Term Treasury Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.04%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.65% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -1.34% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2002 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Short-Term Treasury Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining limited price volatility.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 302%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	302.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Short-Term Treasury Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.02%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.69% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -1.30% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2002 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Short-Term Treasury Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 30, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining limited price volatility.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 302%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	302.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Short-Term Treasury Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -0.04%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.65% (quarter ended September 30, 2002 ), and the lowest return for a quarter was -1.34% (quarter ended June 30, 2004 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2002 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.16%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 28, 1991
2002	rr_AnnualReturn2002	8.02%
2003	rr_AnnualReturn2003	2.38%
2004	rr_AnnualReturn2004	1.03%
2005	rr_AnnualReturn2005	1.77%
2006	rr_AnnualReturn2006	3.77%
2007	rr_AnnualReturn2007	7.89%
2008	rr_AnnualReturn2008	6.68%
2009	rr_AnnualReturn2009	1.44%
2010	rr_AnnualReturn2010	2.64%
2011	rr_AnnualReturn2011	2.26%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	(0.04%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.65%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.34%)
One Year	rr_AverageAnnualReturnYear01	2.26%
Five Years	rr_AverageAnnualReturnYear05	4.15%
Ten Years	rr_AverageAnnualReturnYear10	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 1991
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 13, 2001
2002	rr_AnnualReturn2002	8.16%
2003	rr_AnnualReturn2003	2.52%
2004	rr_AnnualReturn2004	1.16%
2005	rr_AnnualReturn2005	1.92%
2006	rr_AnnualReturn2006	3.93%
2007	rr_AnnualReturn2007	8.02%
2008	rr_AnnualReturn2008	6.79%
2009	rr_AnnualReturn2009	1.54%
2010	rr_AnnualReturn2010	2.76%
2011	rr_AnnualReturn2011	2.36%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	(0.02%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.69%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.30%)
One Year	rr_AverageAnnualReturnYear01	2.36%
Five Years	rr_AverageAnnualReturnYear05	4.26%
Ten Years	rr_AverageAnnualReturnYear10	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 13, 2001
Barclays Capital U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.93%
Five Years	rr_AverageAnnualReturnYear05	11.00%
Ten Years	rr_AverageAnnualReturnYear10	8.95%
Barclays Capital U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.93%
Five Years	rr_AverageAnnualReturnYear05	11.00%
Ten Years	rr_AverageAnnualReturnYear10	8.95%
Barclays Capital U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.98%
Five Years	rr_AverageAnnualReturnYear05	7.54%
Ten Years	rr_AverageAnnualReturnYear10	8.85%
Barclays Capital U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.98%
Five Years	rr_AverageAnnualReturnYear05	7.54%
Ten Years	rr_AverageAnnualReturnYear10	8.85%
Barclays Capital U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.90%
Five Years	rr_AverageAnnualReturnYear05	6.95%
Ten Years	rr_AverageAnnualReturnYear10	5.83%
Barclays Capital U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.90%
Five Years	rr_AverageAnnualReturnYear05	6.95%
Ten Years	rr_AverageAnnualReturnYear10	5.83%
Barclays Capital U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.38%
Five Years	rr_AverageAnnualReturnYear05	4.81%
Ten Years	rr_AverageAnnualReturnYear10	4.00%
Barclays Capital U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.38%
Five Years	rr_AverageAnnualReturnYear05	4.81%
Ten Years	rr_AverageAnnualReturnYear10	4.00%
Barclays Capital U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.21%
Five Years	rr_AverageAnnualReturnYear05	4.76%
Ten Years	rr_AverageAnnualReturnYear10	4.05%
Barclays Capital U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.21%
Five Years	rr_AverageAnnualReturnYear05	4.76%
Ten Years	rr_AverageAnnualReturnYear10	4.05%
Barclays Capital U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.04%
Five Years	rr_AverageAnnualReturnYear05	5.29%
Ten Years	rr_AverageAnnualReturnYear10	4.90%
Barclays Capital U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.04%
Five Years	rr_AverageAnnualReturnYear05	5.29%
Ten Years	rr_AverageAnnualReturnYear10	4.90%
Barclays Capital U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.04%
Five Years	rr_AverageAnnualReturnYear05	5.29%
Ten Years	rr_AverageAnnualReturnYear10	4.90%
Barclays Capital U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.22%
Five Years	rr_AverageAnnualReturnYear05	8.56%
Ten Years	rr_AverageAnnualReturnYear10	6.71%
Barclays Capital U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.22%
Five Years	rr_AverageAnnualReturnYear05	8.56%
Ten Years	rr_AverageAnnualReturnYear10	6.71%
Barclays Capital U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.21%
Five Years	rr_AverageAnnualReturnYear05	7.34%
Ten Years	rr_AverageAnnualReturnYear10	6.85%
Barclays Capital U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.21%
Five Years	rr_AverageAnnualReturnYear05	7.34%
Ten Years	rr_AverageAnnualReturnYear10	6.85%
Barclays Capital U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.42%
Five Years	rr_AverageAnnualReturnYear05	7.94%
Ten Years	rr_AverageAnnualReturnYear10	7.69%
Barclays Capital U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.42%
Five Years	rr_AverageAnnualReturnYear05	7.94%
Ten Years	rr_AverageAnnualReturnYear10	7.69%